Statement of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Dec. 31, 2016	$ 398		$ 1,913	$ 167	$ 8,331	$ 40,469,272	$ (113,389)	$ (41,644,545)	$ (1,277,853)
Balance at beginning (in shares) at Dec. 31, 2016	397,778	0.92	1,912,500	166,750	8,330,696
Cumulative adjustment related to change in accounting principle (Note 1, Change in Accounting Principle) at Dec. 31, 2016						11,924,665		(11,301,203)	623,462
Adjusted balance at beginning at Dec. 31, 2016	$ 398		$ 1,913	$ 167	$ 8,331	52,393,937	(113,389)	(52,945,748)	(654,391)
Adjusted balance at beginning (in shares) at Dec. 31, 2016	397,778	0.92	1,912,500	166,750	8,330,696
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock	$ (73)				$ 1,460	(1,387)
Conversion of Series A Convertible Preferred Stock (in shares)	(73,000)				1,460,000
Conversion Preferred C - Warrants					$ 6,175	(6,175)
Conversion Preferred C - Warrants (in shares)					6,175,000
Conversion of Series B Convertible Preferred Stock (in shares)	1,460,000
Conversion of Series C Convertible Preferred Stock			$ (1,913)		$ 4,768	(2,855)
Conversion of Series C Convertible Preferred Stock (in shares)			(1,912,500)		4,767,858
Conversion of Series D Convertible Preferred Stock				$ (166,750)	$ 496	(329)
Conversion of Series D Convertible Preferred Stock (in shares)				(167)	496,429
Conversion Preferred D - Warrants					$ 1,986	(1,986)
Conversion Preferred D - Warrants (in shares)					1,985,716
Sale of common stock					$ 19,452	1,340,798			$ 1,360,250
Sale of common stock (in shares)					19,451,575				120,000
Sale of common stock - Past issuances					$ 503	(503)
Sale of common stock - Past issuances (in shares)					503,432
Stock Based Compensation					$ 2,050	137,758			$ 139,808
Stock Based Compensation (in shares)					2,050,372				2,050,372
Stock issuance costs						(32,325)			$ (32,325)
Conversion of related party notes payable and accrued interest into common stock					$ 4,402	601,133			605,535
Conversion of related party notes payable and accrued interest into common stock (in shares)					4,402,079
Discount on warrants issued in conjunction with related party notes payable						113,586			113,586
Common stock and warrants issued for services					$ 1,724	296,083			297,807
Common stock and warrants issued for services (in shares)					1,725,175
Fair value of stock option						1,295,741			1,295,741
Restricted Stock awards					$ 2,175	64,650			66,825
Restricted Stock awards (in shares)					2,175,000
Deemed dividend distribution on issuance of common stock for conversion of Series C and Series D						(596,878)			(596,878)
Accretion of deemed dividend distribution on issuance of common stock for conversion of Series C and Series D						596,878			596,878
Net loss								(3,385,340)	(3,385,340)
Balance at ending at Dec. 31, 2017	$ 325				$ 53,522	56,198,126	(113,389)	(56,331,088)	(192,504)
Balance at ending (in shares) at Dec. 31, 2017	324,778	0.92			53,523,332
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock	$ (20)				$ 400	(380)
Conversion of Series A Convertible Preferred Stock (in shares)	(20,000)				400,000
Conversion of Series B Convertible Preferred Stock					$ 599	(599)
Conversion of Series B Convertible Preferred Stock (in shares)		(0.07)			599,362
Sale of common stock					$ 15,906	1,138,305			1,154,211
Sale of common stock (in shares)					15,906,168
Settlement Agreement					$ 1,000	278,000			279,000
Settlement Agreement (in shares)					1,000,000
Conversion of notes payable					$ 1,750	120,728			122,478
Conversion of notes payable (in shares)					1,749,683
Exercise of Warrants					$ 22,608	2,288,830			2,311,438
Exercise of Warrants (in shares)					22,607,845
Common stock and warrants issued for services					$ 170	43,950			44,120
Common stock and warrants issued for services (in shares)					169,500
Cashless Exercise of Stock Options					$ 4,028	(4,028)
Cashless Exercise of Stock Options (in shares)					4,027,778
Fair value of stock option						270,339			270,339
Restricted Stock awards (in shares)					2,212,500
Restricted Stock awards and Restricted Stock Units					$ 2,213	393,268			395,481
Restricted Stock awards and Restricted Stock Units (in shares)					2,212,500
Net loss								(2,398,304)	(2,398,304)
Balance at ending at Sep. 30, 2018	$ 305				$ 102,196	60,726,539	(113,389)	(58,729,392)	1,986,259
Balance at ending (in shares) at Sep. 30, 2018	304,778	0.85			102,196,168
Balance at beginning at Dec. 31, 2017	$ 325				$ 53,522	56,198,126	(113,389)	(56,331,088)	(192,504)
Balance at beginning (in shares) at Dec. 31, 2017	324,778	0.92			53,523,332
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock	$ (20)				$ 400	(380)
Conversion of Series A Convertible Preferred Stock (in shares)	20,000				400,000
Conversion of Series B Convertible Preferred Stock					$ 599	(599)
Conversion of Series B Convertible Preferred Stock (in shares)	400,000	(0.07)			599,362
Sale of common stock					$ 15,906	1,137,739			$ 1,153,645
Sale of common stock (in shares)					15,906,168				16,513,311
Settlement Agreement					$ 1,000	278,000			$ 279,000
Settlement Agreement (in shares)					1,000,000
Conversion of notes payable					$ 1,750	120,728			122,478
Conversion of notes payable (in shares)					1,749,683
Common stock issued for services					$ 170	43,950			44,120
Common stock issued for services (in shares)					169,500
Cash Exercise of Warrants					$ 22,432	2,289,573			2,312,005
Cash Exercise of Warrants (in shares)					22,432,184
Cashless Exercise of Warrants					$ 183	(183)
Cashless Exercise of Warrants (in shares)					182,659
Cashless Exercise of Stock Options					$ 4,028	(4,028)
Cashless Exercise of Stock Options (in shares)					4,027,778
Fair value of stock option						329,193			329,193
Restricted Stock awards and Restricted Stock Units					$ 2,213	452,677			454,890
Restricted Stock awards and Restricted Stock Units (in shares)					2,212,500
Net loss								(2,932,462)	(2,932,462)
Balance at ending at Dec. 31, 2018	$ 305				$ 102,203	60,844,796	(113,389)	(59,263,550)	1,570,365
Balance at ending (in shares) at Dec. 31, 2018	304,778	0.85			102,203,166
Balance at beginning at Jun. 30, 2018	$ 305				$ 101,165	60,305,122	(113,389)	(58,249,916)	2,043,287
Balance at beginning (in shares) at Jun. 30, 2018	304,778	0.85			101,165,202
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of common stock					$ (607)	607
Sale of common stock (in shares)					(607,143)
Exercise of Warrants					$ 1,638	216,583			218,221
Exercise of Warrants (in shares)					1,638,109
Fair value of stock option						44,151			44,151
Restricted Stock awards and Restricted Stock Units						160,076			160,076
Restricted Stock awards and Restricted Stock Units (in shares)
Net loss								(479,476)	(479,476)
Balance at ending at Sep. 30, 2018	$ 305				$ 102,196	60,726,539	(113,389)	(58,729,392)	1,986,259
Balance at ending (in shares) at Sep. 30, 2018	304,778	0.85			102,196,168
Balance at beginning at Dec. 31, 2018	$ 305				$ 102,203	60,844,796	(113,389)	(59,263,550)	1,570,365
Balance at beginning (in shares) at Dec. 31, 2018	304,778	0.85			102,203,166
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock	$ (305)				$ 6,096	(5,791)
Conversion of Series A Convertible Preferred Stock (in shares)	(304,778)				6,095,569
Common stock issued for services					$ 771	102,396			103,167
Common stock issued for services (in shares)					771,324
Common stock issued in relation to Bridge Financing					$ 1,000	69,100			70,100
Common stock issued in relation to Bridge Financing (in shares)					1,000,000
Cashless Exercise of Warrants					$ 72	(72)
Cashless Exercise of Warrants (in shares)					71,774
Fair value of stock option						399,828			399,828
Restricted Stock awards and Restricted Stock Units					$ 760	167,894			168,654
Restricted Stock awards and Restricted Stock Units (in shares)					760,000
Net loss								(1,885,510)	(1,885,510)
Balance at ending at Sep. 30, 2019					$ 110,902	61,578,151	(113,389)	(61,149,060)	426,604
Balance at ending (in shares) at Sep. 30, 2019		0.85			110,901,833
Balance at beginning at Jun. 30, 2019					$ 109,322	61,186,990	(113,389)	(60,442,512)	740,411
Balance at beginning (in shares) at Jun. 30, 2019		0.85			109,321,833
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for services					$ 700	87,467			88,167
Common stock issued for services (in shares)					700,000
Common stock issued in relation to Bridge Financing					$ 1,000	69,100			70,100
Common stock issued in relation to Bridge Financing (in shares)					1,000,000
Fair value of stock option						150,040			150,040
Restricted Stock awards and Restricted Stock Units					$ (120)	84,554			84,434
Restricted Stock awards and Restricted Stock Units (in shares)					(120,000)
Net loss								(706,548)	(706,548)
Balance at ending at Sep. 30, 2019					$ 110,902	$ 61,578,151	$ (113,389)	$ (61,149,060)	$ 426,604
Balance at ending (in shares) at Sep. 30, 2019		0.85			110,901,833